ORGANIZATION AND OPERATIONS (Details) - USD ($)	9 Months Ended
	Sep. 30, 2025	Sep. 25, 2025	Sep. 24, 2025	May 06, 2025	Dec. 31, 2024	Jul. 12, 2024	Dec. 31, 2023
ORGANIZATION AND OPERATIONS
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	250,000,000	250,000,000	100,000,000		100,000,000	100,000,000	100,000,000
Shares authorized		260,000,000				110,000,000
Preferred stock, shares authorized (in shares)		10,000,000			10,000,000	10,000,000
Out of period adjustment	$ 637,464